Segment Reporting and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Information Regarding Net Revenue and Gross Profit by Segment

Net revenue and gross profit information by segment for the three months ended March 31, 2015 and 2014 is as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Premises:
Net revenue	$4,672	$3,467
Gross profit	2,699	2,144
Gross profit margin	58%	62%
Identity:
Net revenue	2,594	5,020
Gross profit	1,003	2,237
Gross profit margin	39%	45%
Credentials:
Net revenue	7,157	7,161
Gross profit	2,042	1,606
Gross profit margin	29%	22%
All Other:
Net revenue	511	1,206
Gross profit	340	615
Gross profit margin	67%	51%
Total:
Net revenue	14,934	16,854
Gross profit	6,084	6,602
Gross profit margin	41%	39%
Operating expenses:
Research and development	1,992	1,502
Selling and marketing	4,995	5,035
General and administrative	3,065	3,043
Impairment of long-lived assets	—	—
Impairment of goodwill	—	—
Restructuring and severance	172	437
Total operating expenses:	10,224	10,017
Loss from operations	(4,140)	(3,415)
Non-operating income (expense):
Interest expense, net	(424)	(2,084)
Foreign currency loss (gain), net	(1,276)	(93)
Loss from continuing operations before income taxes and noncontrolling interest	$(5,840)	$(5,592)

Information Regarding Net Revenue by Geographic Region

Geographic revenue is based on customer’s ship-to location. Information regarding revenue by geographic region for the three months ended March 31, 2015 and 2014 is as follows (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Americas
United States	$9,958	$8,308
Other	—	4
Total Americas	9,958	8,312
Europe and the Middle East	2,842	4,698
Asia-Pacific	2,134	3,844
Total	$14,934	$16,854
Revenues
Americas	67%	49%
Europe and the Middle East	19%	28%
Asia-Pacific	14%	23%
Total	100%	100%

Long-Lived Assets by Geographic Location

The Company tracks assets by physical location. Long-lived assets by geographic location as of March 31, 2015 and December 31, 2014 are as follows (in thousands):

	March 31,	December 31,
	2015	2014
Property and equipment, net:
Americas
United States	$2,166	$2,134
Total Americas	2,166	2,134
Europe and the Middle East
Germany	511	1,252
Total Europe and the Middle East	511	1,252
Asia-Pacific
Singapore	2,329	1,867
Other	47	58
Total Asia-Pacific	2,376	1,925
Total property and equipment, net	$5,053	$5,311